Shareholder Report, Holdings (Details)	Aug. 31, 2025
Archer Balanced Fund | Federated Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%
Archer Balanced Fund | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
Archer Balanced Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Archer Balanced Fund | J P Morgan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Archer Balanced Fund | Mastercard [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Archer Balanced Fund | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Archer Balanced Fund | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Archer Balanced Fund | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Archer Balanced Fund | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Archer Balanced Fund | Huntington [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Archer Balanced Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	65.94%
Archer Balanced Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	17.02%
Archer Balanced Fund | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.21%
Archer Balanced Fund | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%
Archer Balanced Fund | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.96%
Archer Balanced Fund | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%
Archer Balanced Fund | U. S. Govt Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Archer Balanced Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
Archer Income Fund | Federated Treasury Obligation Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.91%
Archer Income Fund | U S Govt Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Archer Income Fund | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Archer Income Fund | I Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Archer Income Fund | A Tand T [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
Archer Income Fund | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Archer Income Fund | Pacific Bell Telephone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Archer Income Fund | Walt Disney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
Archer Income Fund | Renasant Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
Archer Income Fund | Stanley Blackand Decker [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Archer Income Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	55.33%
Archer Income Fund | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.04%
Archer Income Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.13%
Archer Income Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.65%
Archer Income Fund | Minicipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.21%
Archer Income Fund | Prederred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.18%
Archer Income Fund | U S Govt Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Archer Stock Fund | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Archer Stock Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Archer Stock Fund | J P Morgan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Archer Stock Fund | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Archer Stock Fund | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
Archer Stock Fund | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Archer Stock Fund | Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Archer Stock Fund | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Archer Stock Fund | Boeing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Archer Stock Fund | Dollar General [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Archer Stock Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%
Archer Stock Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
Archer Stock Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.02%
Archer Stock Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Archer Stock Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	6.85%
Archer Stock Fund | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	2.15%
Archer Stock Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.83%
Archer Stock Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.72%
Archer Stock Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.06%
Archer Stock Fund | Real Estate Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.49%
Archer Stock Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.56%
Archer Stock Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.52%
Archer Dividend Growth Fund | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
Archer Dividend Growth Fund | J P Morgan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
Archer Dividend Growth Fund | Federated Treasury Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Archer Dividend Growth Fund | Abb Vie [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Archer Dividend Growth Fund | Regions Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Archer Dividend Growth Fund | Gilead Science [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Archer Dividend Growth Fund | Manulife Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Archer Dividend Growth Fund | Kinder Morgan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Archer Dividend Growth Fund | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
Archer Dividend Growth Fund | International Business Machines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Archer Dividend Growth Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.62%
Archer Dividend Growth Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.25%
Archer Dividend Growth Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Archer Dividend Growth Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Archer Dividend Growth Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	16.44%
Archer Dividend Growth Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	18.02%
Archer Dividend Growth Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.13%
Archer Dividend Growth Fund | Real Estate Investment [Member]
Holdings [Line Items]
Percent of Total Investments	9.42%
Archer Dividend Growth Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.95%
Archer Dividend Growth Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	13.11%
Archer Dividend Growth Fund | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.22%
Archer Focus Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Archer Focus Fund | Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Archer Focus Fund | E M C O R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Archer Focus Fund | Black Rock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Archer Focus Fund | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Archer Focus Fund | R P M International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Archer Focus Fund | Williams Sonoma [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Archer Focus Fund | Packaging Corp America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Archer Focus Fund | Raymond James Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Archer Focus Fund | Devon Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Archer Focus Fund | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.23%
Archer Focus Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.05%
Archer Focus Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.71%
Archer Focus Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.66%
Archer Focus Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.38%
Archer Focus Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.23%
Archer Focus Fund | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	4.59%
Archer Focus Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Archer Focus Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.14%
Archer Focus Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.86%
Archer Focus Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.54%
Archer Focus Fund | Financail Services [Member]
Holdings [Line Items]
Percent of Total Investments	35.85%
Archer Focus Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
Archer Multi Cap Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Archer Multi Cap Fund | J P Morgan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
Archer Multi Cap Fund | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Archer Multi Cap Fund | Interdigital [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Archer Multi Cap Fund | Mr Cooper Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Archer Multi Cap Fund | Morgan Stanley Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Archer Multi Cap Fund | Interactive Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Archer Multi Cap Fund | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Archer Multi Cap Fund | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Archer Multi Cap Fund | R B Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Archer Multi Cap Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Archer Multi Cap Fund | Real Estate Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Archer Multi Cap Fund | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.31%
Archer Multi Cap Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.22%
Archer Multi Cap Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.89%
Archer Multi Cap Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Archer Multi Cap Fund | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Archer Multi Cap Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.15%
Archer Multi Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.35%
Archer Multi Cap Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.26%
Archer Multi Cap Fund | Consumer Cyclial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%